Capital Stock (Details Narrative)	0 Months Ended					12 Months Ended										120 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	May 15, 2012 CAD	Jan. 24, 2012 USD ($)	Jan. 24, 2012 USD ($)	Jan. 24, 2012 CAD	Apr. 14, 2011 CAD	Feb. 28, 2013 USD ($)	Feb. 28, 2013 CAD	Feb. 29, 2012 CAD	Feb. 28, 2011 CAD	Feb. 28, 2010 CAD	Feb. 28, 2009 CAD	Feb. 29, 2008 CAD	Feb. 28, 2007 CAD	Feb. 28, 2006 CAD	Feb. 28, 2005 CAD	Feb. 28, 2013 CAD	Feb. 20, 2003	May 15, 2012 Minimum [Member] CAD	Feb. 28, 2013 Minimum [Member]	May 15, 2012 Maximum [Member] CAD	Feb. 28, 2013 Maximum [Member]	Feb. 28, 2013 First Exercise [Member]	Feb. 28, 2013 Second Exercise [Member]	Feb. 28, 2013 Third Exercise [Member]	Feb. 28, 2013 Fourth Exercise [Member]	Feb. 28, 2013 Warrant [Member]	Feb. 29, 2012 Warrant [Member] CAD
Capital stock, shares authorized						200,000,000	200,000,000	200,000,000								200,000,000	200,000,000
Capital stock, shares issued						99,593,825	99,593,825	99,593,825								99,593,825
Capital stock, shares outstanding						99,593,825	99,593,825	99,593,825								99,593,825
Stock issued in pursuant to private placements			1,700,000	1,700,000
Price per unit			$ 0.05
Proceeds from private placements		$ 85,000		85,000
Description of stock issued to pursuant to private placements

Each unit consists of one common share and one share purchase warrant, with each warrant entitling the holder to purchase one share at an exercise price of US$0.10 per share for a one year term expiring from the date of closing

Each unit consists of one common share and one share purchase warrant, with each warrant entitling the holder to purchase one share at an exercise price of US$0.10 per share for a one year term expiring from the date of closing

Fair value of common stock issued				54,253
Fair value of warrants issued				30,747				30,747	93,495	122,235	205,975		1,262,580
Warrants outstanding						0	0									0
Warrants issued						0	0
Weighted average fair value of warrants issued																											0.017
Weighted average assumptions, Risk free interest rate																										1.12%	99.00%
Weighted average assumptions, Expected life								5 years											5 months 23 days		5 years					10 months 24 days	1 year
Weighted average assumptions, Volatility								138.96%											173.18%		239.63%					245.12%	226.00%
Weighted average assumptions, Expected dividend						0.00%	0.00%	0.00%																		0.00%	0.00%
Common stock issued under stock option plan						10.00%	10.00%
Option exercised description																						Up to 25% of the options may be exercised at any time during the term of the option	The second 25% of the options may be exercised at any time after 90 days from the date of the First Exercise	The third 25% of the options may be exercised at any time after 90 days from the date of the Second Exercise	The fourth and final 25% of the options may be exercised at any time after 90 days from the date of the Third Exercise
Percentage of number of stock options exercised during period																						25.00%	25.00%	25.00%	25.00%
Percentage of options not to vest immeadiately after grant						0.25	0.25
Stock-based compensation							1,695	4,058	505	790		75,042	109,228	2,280	82,000	275,598
Number of options granted to two directors and an officer	25,000				400,000	25,000	25,000	400,000
Stock option granted, exercise price	0.05				0.10
Stock option expiry date	May 15, 2017				Apr. 14, 2016
Number of options Re-priced	2,025,000					(2,025,000)	(2,025,000)
Stock option initial exercise prices						$ 0.10												0.10		0.31
Stock option exercise price re-priced	0.05					$ 0.05